Segment Reporting - Schedule of Total Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Total assets:
Total assets	$ 97,609,298	$ 81,985,791
Total liabilities:
Total liabilities	27,160,351	25,774,859
Operating Segments [Member]
Total assets:
Total assets	97,609,298	81,985,791
Total liabilities:
Total liabilities	27,160,351	25,774,859
China [Member] | Operating Segments [Member]
Total assets:
Total assets	49,568,616	38,750,490
Total liabilities:
Total liabilities	23,170,224	22,771,550
United States [Member] | Operating Segments [Member]
Total assets:
Total assets	48,040,682	43,235,301
Total liabilities:
Total liabilities	$ 3,990,127	$ 3,003,309